Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 2,574.9	$ 2,140.4
Less: Accumulated depreciation and amortization	963.6	820.5
Property, Plant and Equipment, at Cost, Net	1,611.3	1,319.9
Depreciation and amortization expense of property, plant and equipment	211.7	185.0	179.4
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	179.9	137.0
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life Minimum (in years)	25
Useful Life Maximum (in years)	40
Property, Plant and Equipment, at Cost	747.4	649.0
Machinery, Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 1,647.6	$ 1,354.4
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life Minimum (in years)	3
Useful Life Maximum (in years)	10